Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Movements of Expected Credit Loss Provision - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Movements Of Expected Credit Loss Provision Abstract
At beginning of year	$ 2	$ 1
Provision (reversal) for the year	(2)	1	1
At end of year		$ 2	$ 1